Equity Equity - Distributions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Distributions, Ordinary Income	$ 0.04	$ 0.31	$ 0.21
Distributions, Ordinary Income, Percent	7.90%	57.10%	38.60%
Distributions, Return of Capital	$ 0.51	$ 0.24	$ 0.34
Distributions, Return of Capital, Percent	92.10%	42.90%	61.40%
Distributions, Total	$ 0.55	$ 0.55	$ 0.55
Distributions, Total, Percent	100.00%	100.00%	100.00%
Griffin Capital Essential Asset REIT, Inc. [Member]
Class of Stock [Line Items]
Distributions, Ordinary Income	$ 0.40	$ 0.47	$ 0.48
Distributions, Ordinary Income, Percent	59.00%	69.00%	69.00%
Distributions, Capital Gain	$ 0.18	$ 0.00	$ 0.00
Distributions, Capital Gain, Percent	26.00%	0.00%	0.00%
Distributions, Return of Capital	$ 0.10	$ 0.21	$ 0.21
Distributions, Return of Capital, Percent	15.00%	31.00%	31.00%
Distributions, Total	$ 0.68	$ 0.68	$ 0.69
Distributions, Total, Percent	100.00%	100.00%	100.00%